ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES (Details Textual) - USD ($)					12 Months Ended
	Sep. 01, 2021	Dec. 01, 2020	Sep. 30, 2020	Feb. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Consideration transferred, acquisition-date fair value						$ 44,087,000
Cash flows used in obtaining control over subsdiaries					$ 0	$ 28,313,000	$ 0
Settlement of non controlling interests	$ 52,339,000,000
Gain recognized on the bargain purchase transaction	$ 5,705,000,000
IVS Bulk Pte Ltd [Member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture	68.86%	66.75%	66.75%		33.50%
Consideration transferred, acquisition-date fair value					$ 44,100,000
Proportion of ownership interest in subsdiary	100.00%	68.86%		66.75%
Proportion of ownership interest and voting rights in joint venture				33.25%
Cash flows used in obtaining control over subsdiaries		$ 4,000,000
Business acquisition step acquisition equity interests acquired	31.14%
Payment for the acquisition of non controlling interest in a subsidiary	$ 46,634,000,000
Non controlling interest payable for business combination	37,219,000,000
Interest expenses on consideration payable to non controlling interest	275,000,000
Business combination expenses incurred	53,000,000
IVS Bulk Pte Ltd [Member] | Preference shares [member]
Statement1 [Line Items]
Equity interests of acquirer transferred in business combination	$ 9,087,000,000
Island Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Proportion of ownership interest and voting rights in joint venture					100.00%	65.00%